Note 7 - Accounts Payable and Accrued Expenses (Details Textual) - USD ($)	Sep. 30, 2016	Sep. 27, 2016	Dec. 31, 2015
Accrued Payroll Taxes, Possible Reduced Amount	$ 5,000
Accrued Bonuses, Current	$ 100,000	$ 120,000
Chief Executive Officer [Member]
Accrued Bonuses, Current		60,000
Chief Technology Officer [Member]
Accrued Bonuses, Current		$ 60,000